Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Global Asset Management Trust
Entity Central Index Key	0001474103
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Brandywine GLOBAL - Multi-Sector Opportunities Fund
Class Name	Class A
Trading Symbol	LROAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Brandywine GLOBAL - Multi-Sector Opportunities Fund (previously known as BrandywineGLOBAL - Global Unconstrained Bond Fund) for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$113	1.09%
[1]
Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of Brandywine GLOBAL - Multi-Sector Opportunities Fund returned 7.76%. The Fund compares its performance to the  Bloomberg U.S. Government/Credit 1-3 Year Index, which returned 5.07% for the same period. The Fund previously compared its performance to the FTSE 3-Month U.S. Treasury Bill Index, which returned 4.53% for the same period. Effective July 29, 2025, the Bloomberg U.S. Government/Credit 1-3 Year Index replaced the FTSE 3-Month U.S. Treasury Bill Index as the Fund’s benchmark. The Fund’s investment manager believes the Bloomberg U.S. Government/Credit 1-3 Year Index better aligns with the Fund’s principal investment strategy.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The euro contributed as the currency strengthened through the first half of 2025, supported by a softer U.S. dollar.
↑	U.S. agency mortgage-backed securities benefited from high carry and modest spread improvement as rate volatility and strong housing fundamentals resulted in greater demand for the asset class.
↑	Egyptian local currency bonds contributed as high nominal yields and moderating inflation supported strong demand for short-term Egyptian government bonds.
↑	The South Korean won as the currency strengthened early in the period, aided by improving export activity and a softer dollar.

Top detractors from performance:
↓	An overweight to longer-duration U.S. Treasury exposure detracted from relative performance versus the cash benchmark, as elevated short-term yields outperformed the longer end of the curve.
↓	Japanese yen exposure detracted as the currency weakened on cautious monetary policy and domestic political developments.
↓	Swedish krona exposure detracted following policy rate reductions during the second half of the reporting period.
↓	The Australian dollar underperformed due to weaker commodity prices and slower growth in China.
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures and currency forwards to manage its duration and currency exposures. These derivatives, in aggregate, contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	7.76	2.21	2.13
Class A (with sales charge)	5.36	1.75	1.89
Bloomberg Global Aggregate Index	5.69	-1.63	1.10
Bloomberg U.S. Government/Credit 1-3 Year Index	5.07	1.84	1.97
FTSE 3-Month U.S. Treasury Bill Index	4.53	3.17	2.16

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 61,491,149
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 387,288
Investment Company Portfolio Turnover	190.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$61,491,149
Total Number of Portfolio Holdings	101
Total Management Fee Paid	$387,288
Portfolio Turnover Rate	190%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 29, 2025, the Fund’s name was changed to BrandywineGLOBAL - Multi-Sector Opportunities Fund.
Effective July 29, 2025, the Fund’s investment objective is to generate a high level of current income while outperforming the total return of the Fund’s performance benchmark over a market cycle.
Effective July 29, 2025, the Fund’s Principal Investment Strategies section was replaced in its entirety. The revised disclosure clarifies the Fund’s focus on short-duration fixed income securities, specifies credit quality and foreign investment limits, and provides additional detail regarding the Fund’s potential use of derivatives for investment and hedging purposes.
Effective July 31, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Messrs. David F. Hoffman, Brian L. Kloss, Jack Parker and William Zox. Effective December 31, 2025, Charles Minor, CFA, will join the team.
Between May 8, 2025 and continuing through July 29, 2025, any contingent deferred sales charges applicable to Fund redemptions were waived. Effective July 29, 2025, the Fees and Expenses table in the Fund’s Prospectus was replaced in its entirety to reflect updated sales charge and redemption fee information.
Effective July 29, 2025, the manager agreed to a new contractual expense limitation arrangement that caps total annual Fund operating expenses (excluding certain items such as interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses, and acquired fund fees and expenses) at the following levels through December 31, 2026, subject to recapture provisions: 1.20% for Class A shares, 1.95% for Class  C shares, 1.20% for Class FI shares, 1.45% for Class R shares, 0.85% for Class I shares and 0.75% for Class IS shares.
In addition, the ratio of total annual Fund operating expenses for Class IS shares will not exceed the ratio of total annual Fund operating expenses for Class I shares. The manager may recapture amounts waived and/or reimbursed within three years, provided such recapture does not cause total annual operating expenses to exceed the applicable limits.
Effective July 29, 2025, the Fund’s management fee rate was reduced. The Fund now pays a management fee at an annual rate that decreases as assets increase, as follows: 0.60% of the first $2 billion of average daily net assets
0.58% of the next $3 billion of average daily net assets
0.56% of the next $5 billion of average daily net assets
0.55% of average daily net assets over $10 billion
This replaces any prior information to the contrary in the Fund’s Prospectus and Statement of Additional Information.
This is a summary of certain changes and a planned changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Brandywine GLOBAL - Multi-Sector Opportunities Fund
Class Name	Class C
Trading Symbol	LAOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Brandywine GLOBAL - Multi-Sector Opportunities Fund (previously known as BrandywineGLOBAL - Global Unconstrained Bond Fund) for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$187	1.81%
[3]
Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of Brandywine GLOBAL - Multi-Sector Opportunities Fund returned 6.98%. The Fund compares its performance to the  Bloomberg U.S. Government/Credit 1-3 Year Index, which returned 5.07% for the same period. The Fund previously compared its performance to the FTSE 3-Month U.S. Treasury Bill Index, which returned 4.53% for the same period. Effective July 29, 2025, the Bloomberg U.S. Government/Credit 1-3 Year Index replaced the FTSE 3-Month U.S. Treasury Bill Index as the Fund’s benchmark. The Fund’s investment manager believes the Bloomberg U.S. Government/Credit 1-3 Year Index better aligns with the Fund’s principal investment strategy.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The euro contributed as the currency strengthened through the first half of 2025, supported by a softer U.S. dollar.
↑	U.S. agency mortgage-backed securities benefited from high carry and modest spread improvement as rate volatility and strong housing fundamentals resulted in greater demand for the asset class.
↑	Egyptian local currency bonds contributed as high nominal yields and moderating inflation supported strong demand for short-term Egyptian government bonds.
↑	The South Korean won as the currency strengthened early in the period, aided by improving export activity and a softer dollar.

Top detractors from performance:
↓	An overweight to longer-duration U.S. Treasury exposure detracted from relative performance versus the cash benchmark, as elevated short-term yields outperformed the longer end of the curve.
↓	Japanese yen exposure detracted as the currency weakened on cautious monetary policy and domestic political developments.
↓	Swedish krona exposure detracted following policy rate reductions during the second half of the reporting period.
↓	The Australian dollar underperformed due to weaker commodity prices and slower growth in China.
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures and currency forwards to manage its duration and currency exposures. These derivatives, in aggregate, contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	6.98	1.50	1.44
Class C (with sales charge)	5.98	1.50	1.44
Bloomberg Global Aggregate Index	5.69	-1.63	1.10
Bloomberg U.S. Government/Credit 1-3 Year Index	5.07	1.84	1.97
FTSE 3-Month U.S. Treasury Bill Index	4.53	3.17	2.16

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 61,491,149
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 387,288
Investment Company Portfolio Turnover	190.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$61,491,149
Total Number of Portfolio Holdings	101
Total Management Fee Paid	$387,288
Portfolio Turnover Rate	190%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 29, 2025, the Fund’s name was changed to BrandywineGLOBAL - Multi-Sector Opportunities Fund.
Effective July 29, 2025, the Fund’s investment objective is to generate a high level of current income while outperforming the total return of the Fund’s performance benchmark over a market cycle.
Effective July 29, 2025, the Fund’s Principal Investment Strategies section was replaced in its entirety. The revised disclosure clarifies the Fund’s focus on short-duration fixed income securities, specifies credit quality and foreign investment limits, and provides additional detail regarding the Fund’s potential use of derivatives for investment and hedging purposes.
Effective July 31, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Messrs. David F. Hoffman, Brian L. Kloss, Jack Parker and William Zox. Effective December 31, 2025, Charles Minor, CFA, will join the team.
Between May 8, 2025 and continuing through July 29, 2025, any contingent deferred sales charges applicable to Fund redemptions were waived. Effective July 29, 2025, the Fees and Expenses table in the Fund’s Prospectus was replaced in its entirety to reflect updated sales charge and redemption fee information.
Effective July 29, 2025, the manager agreed to a new contractual expense limitation arrangement that caps total annual Fund operating expenses (excluding certain items such as interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses, and acquired fund fees and expenses) at the following levels through December 31, 2026, subject to recapture provisions: 1.20% for Class A shares, 1.95% for Class  C shares, 1.20% for Class FI shares, 1.45% for Class R shares, 0.85% for Class I shares and 0.75% for Class IS shares.
In addition, the ratio of total annual Fund operating expenses for Class IS shares will not exceed the ratio of total annual Fund operating expenses for Class I shares. The manager may recapture amounts waived and/or reimbursed within three years, provided such recapture does not cause total annual operating expenses to exceed the applicable limits.
Effective July 29, 2025, the Fund’s management fee rate was reduced. The Fund now pays a management fee at an annual rate that decreases as assets increase, as follows: 0.60% of the first $2 billion of average daily net assets
0.58% of the next $3 billion of average daily net assets
0.56% of the next $5 billion of average daily net assets
0.55% of average daily net assets over $10 billion
This replaces any prior information to the contrary in the Fund’s Prospectus and Statement of Additional Information.
This is a summary of certain changes and a planned changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class FI
Shareholder Report [Line Items]
Fund Name	Brandywine GLOBAL - Multi-Sector Opportunities Fund
Class Name	Class FI
Trading Symbol	LBAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Brandywine GLOBAL - Multi-Sector Opportunities Fund (previously known as BrandywineGLOBAL - Global Unconstrained Bond Fund) for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$110	1.06%
[5]
Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class FI shares of Brandywine GLOBAL - Multi-Sector Opportunities Fund returned 7.81%. The Fund compares its performance to the  Bloomberg U.S. Government/Credit 1-3 Year Index, which returned 5.07% for the same period. The Fund previously compared its performance to the FTSE 3-Month U.S. Treasury Bill Index, which returned 4.53% for the same period. Effective July 29, 2025, the Bloomberg U.S. Government/Credit 1-3 Year Index replaced the FTSE 3-Month U.S. Treasury Bill Index as the Fund’s benchmark. The Fund’s investment manager believes the Bloomberg U.S. Government/Credit 1-3 Year Index better aligns with the Fund’s principal investment strategy.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The euro contributed as the currency strengthened through the first half of 2025, supported by a softer U.S. dollar.
↑	U.S. agency mortgage-backed securities benefited from high carry and modest spread improvement as rate volatility and strong housing fundamentals resulted in greater demand for the asset class.
↑	Egyptian local currency bonds contributed as high nominal yields and moderating inflation supported strong demand for short-term Egyptian government bonds.
↑	The South Korean won as the currency strengthened early in the period, aided by improving export activity and a softer dollar.

Top detractors from performance:
↓	An overweight to longer-duration U.S. Treasury exposure detracted from relative performance versus the cash benchmark, as elevated short-term yields outperformed the longer end of the curve.
↓	Japanese yen exposure detracted as the currency weakened on cautious monetary policy and domestic political developments.
↓	Swedish krona exposure detracted following policy rate reductions during the second half of the reporting period.
↓	The Australian dollar underperformed due to weaker commodity prices and slower growth in China.
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures and currency forwards to manage its duration and currency exposures. These derivatives, in aggregate, contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class FI	7.81	2.23	2.18
Bloomberg Global Aggregate Index	5.69	-1.63	1.10
Bloomberg U.S. Government/Credit 1-3 Year Index	5.07	1.84	1.97
FTSE 3-Month U.S. Treasury Bill Index	4.53	3.17	2.16

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 61,491,149
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 387,288
Investment Company Portfolio Turnover	190.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$61,491,149
Total Number of Portfolio Holdings	101
Total Management Fee Paid	$387,288
Portfolio Turnover Rate	190%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 29, 2025, the Fund’s name was changed to BrandywineGLOBAL - Multi-Sector Opportunities Fund.
Effective July 29, 2025, the Fund’s investment objective is to generate a high level of current income while outperforming the total return of the Fund’s performance benchmark over a market cycle.
Effective July 29, 2025, the Fund’s Principal Investment Strategies section was replaced in its entirety. The revised disclosure clarifies the Fund’s focus on short-duration fixed income securities, specifies credit quality and foreign investment limits, and provides additional detail regarding the Fund’s potential use of derivatives for investment and hedging purposes.
Effective July 31, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Messrs. David F. Hoffman, Brian L. Kloss, Jack Parker and William Zox. Effective December 31, 2025, Charles Minor, CFA, will join the team.
Between May 8, 2025 and continuing through July 29, 2025, any contingent deferred sales charges applicable to Fund redemptions were waived. Effective July 29, 2025, the Fees and Expenses table in the Fund’s Prospectus was replaced in its entirety to reflect updated sales charge and redemption fee information.
Effective July 29, 2025, the manager agreed to a new contractual expense limitation arrangement that caps total annual Fund operating expenses (excluding certain items such as interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses, and acquired fund fees and expenses) at the following levels through December 31, 2026, subject to recapture provisions: 1.20% for Class A shares, 1.95% for Class  C shares, 1.20% for Class FI shares, 1.45% for Class R shares, 0.85% for Class I shares and 0.75% for Class IS shares.
In addition, the ratio of total annual Fund operating expenses for Class IS shares will not exceed the ratio of total annual Fund operating expenses for Class I shares. The manager may recapture amounts waived and/or reimbursed within three years, provided such recapture does not cause total annual operating expenses to exceed the applicable limits.
Effective July 29, 2025, the Fund’s management fee rate was reduced. The Fund now pays a management fee at an annual rate that decreases as assets increase, as follows: 0.60% of the first $2 billion of average daily net assets
0.58% of the next $3 billion of average daily net assets
0.56% of the next $5 billion of average daily net assets
0.55% of average daily net assets over $10 billion
This replaces any prior information to the contrary in the Fund’s Prospectus and Statement of Additional Information.
This is a summary of certain changes and a planned changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Brandywine GLOBAL - Multi-Sector Opportunities Fund
Class Name	Class R
Trading Symbol	LBARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Brandywine GLOBAL - Multi-Sector Opportunities Fund (previously known as BrandywineGLOBAL - Global Unconstrained Bond Fund) for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$143	1.38%
[7]
Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R shares of Brandywine GLOBAL - Multi-Sector Opportunities Fund returned 7.43%. The Fund compares its performance to the  Bloomberg U.S. Government/Credit 1-3 Year Index, which returned 5.07% for the same period. The Fund previously compared its performance to the FTSE 3-Month U.S. Treasury Bill Index, which returned 4.53% for the same period. Effective July 29, 2025, the Bloomberg U.S. Government/Credit 1-3 Year Index replaced the FTSE 3-Month U.S. Treasury Bill Index as the Fund’s benchmark. The Fund’s investment manager believes the Bloomberg U.S. Government/Credit 1-3 Year Index better aligns with the Fund’s principal investment strategy.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The euro contributed as the currency strengthened through the first half of 2025, supported by a softer U.S. dollar.
↑	U.S. agency mortgage-backed securities benefited from high carry and modest spread improvement as rate volatility and strong housing fundamentals resulted in greater demand for the asset class.
↑	Egyptian local currency bonds contributed as high nominal yields and moderating inflation supported strong demand for short-term Egyptian government bonds.
↑	The South Korean won as the currency strengthened early in the period, aided by improving export activity and a softer dollar.

Top detractors from performance:
↓	An overweight to longer-duration U.S. Treasury exposure detracted from relative performance versus the cash benchmark, as elevated short-term yields outperformed the longer end of the curve.
↓	Japanese yen exposure detracted as the currency weakened on cautious monetary policy and domestic political developments.
↓	Swedish krona exposure detracted following policy rate reductions during the second half of the reporting period.
↓	The Australian dollar underperformed due to weaker commodity prices and slower growth in China.
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures and currency forwards to manage its duration and currency exposures. These derivatives, in aggregate, contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R	7.43	1.92	1.84
Bloomberg Global Aggregate Index	5.69	-1.63	1.10
Bloomberg U.S. Government/Credit 1-3 Year Index	5.07	1.84	1.97
FTSE 3-Month U.S. Treasury Bill Index	4.53	3.17	2.16

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 61,491,149
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 387,288
Investment Company Portfolio Turnover	190.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$61,491,149
Total Number of Portfolio Holdings	101
Total Management Fee Paid	$387,288
Portfolio Turnover Rate	190%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 29, 2025, the Fund’s name was changed to BrandywineGLOBAL - Multi-Sector Opportunities Fund.
Effective July 29, 2025, the Fund’s investment objective is to generate a high level of current income while outperforming the total return of the Fund’s performance benchmark over a market cycle.
Effective July 29, 2025, the Fund’s Principal Investment Strategies section was replaced in its entirety. The revised disclosure clarifies the Fund’s focus on short-duration fixed income securities, specifies credit quality and foreign investment limits, and provides additional detail regarding the Fund’s potential use of derivatives for investment and hedging purposes.
Effective July 31, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Messrs. David F. Hoffman, Brian L. Kloss, Jack Parker and William Zox. Effective December 31, 2025, Charles Minor, CFA, will join the team.
Between May 8, 2025 and continuing through July 29, 2025, any contingent deferred sales charges applicable to Fund redemptions were waived. Effective July 29, 2025, the Fees and Expenses table in the Fund’s Prospectus was replaced in its entirety to reflect updated sales charge and redemption fee information.
Effective July 29, 2025, the manager agreed to a new contractual expense limitation arrangement that caps total annual Fund operating expenses (excluding certain items such as interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses, and acquired fund fees and expenses) at the following levels through December 31, 2026, subject to recapture provisions: 1.20% for Class A shares, 1.95% for Class  C shares, 1.20% for Class FI shares, 1.45% for Class R shares, 0.85% for Class I shares and 0.75% for Class IS shares.
In addition, the ratio of total annual Fund operating expenses for Class IS shares will not exceed the ratio of total annual Fund operating expenses for Class I shares. The manager may recapture amounts waived and/or reimbursed within three years, provided such recapture does not cause total annual operating expenses to exceed the applicable limits.
Effective July 29, 2025, the Fund’s management fee rate was reduced. The Fund now pays a management fee at an annual rate that decreases as assets increase, as follows: 0.60% of the first $2 billion of average daily net assets
0.58% of the next $3 billion of average daily net assets
0.56% of the next $5 billion of average daily net assets
0.55% of average daily net assets over $10 billion
This replaces any prior information to the contrary in the Fund’s Prospectus and Statement of Additional Information.
This is a summary of certain changes and a planned changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Brandywine GLOBAL - Multi-Sector Opportunities Fund
Class Name	Class I
Trading Symbol	LROIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Brandywine GLOBAL - Multi-Sector Opportunities Fund (previously known as BrandywineGLOBAL - Global Unconstrained Bond Fund) for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$87	0.84%
[9]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class I shares of Brandywine GLOBAL - Multi-Sector Opportunities Fund returned 8.09%. The Fund compares its performance to the  Bloomberg U.S. Government/Credit 1-3 Year Index, which returned 5.07% for the same period. The Fund previously compared its performance to the FTSE 3-Month U.S. Treasury Bill Index, which returned 4.53% for the same period. Effective July 29, 2025, the Bloomberg U.S. Government/Credit 1-3 Year Index replaced the FTSE 3-Month U.S. Treasury Bill Index as the Fund’s benchmark. The Fund’s investment manager believes the Bloomberg U.S. Government/Credit 1-3 Year Index better aligns with the Fund’s principal investment strategy.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The euro contributed as the currency strengthened through the first half of 2025, supported by a softer U.S. dollar.
↑	U.S. agency mortgage-backed securities benefited from high carry and modest spread improvement as rate volatility and strong housing fundamentals resulted in greater demand for the asset class.
↑	Egyptian local currency bonds contributed as high nominal yields and moderating inflation supported strong demand for short-term Egyptian government bonds.
↑	The South Korean won as the currency strengthened early in the period, aided by improving export activity and a softer dollar.

Top detractors from performance:
↓	An overweight to longer-duration U.S. Treasury exposure detracted from relative performance versus the cash benchmark, as elevated short-term yields outperformed the longer end of the curve.
↓	Japanese yen exposure detracted as the currency weakened on cautious monetary policy and domestic political developments.
↓	Swedish krona exposure detracted following policy rate reductions during the second half of the reporting period.
↓	The Australian dollar underperformed due to weaker commodity prices and slower growth in China.
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures and currency forwards to manage its duration and currency exposures. These derivatives, in aggregate, contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class I	8.09	2.49	2.44
Bloomberg Global Aggregate Index	5.69	-1.63	1.10
Bloomberg U.S. Government/Credit 1-3 Year Index	5.07	1.84	1.97
FTSE 3-Month U.S. Treasury Bill Index	4.53	3.17	2.16

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 61,491,149
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 387,288
Investment Company Portfolio Turnover	190.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$61,491,149
Total Number of Portfolio Holdings	101
Total Management Fee Paid	$387,288
Portfolio Turnover Rate	190%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 29, 2025, the Fund’s name was changed to BrandywineGLOBAL - Multi-Sector Opportunities Fund.
Effective July 29, 2025, the Fund’s investment objective is to generate a high level of current income while outperforming the total return of the Fund’s performance benchmark over a market cycle.
Effective July 29, 2025, the Fund’s Principal Investment Strategies section was replaced in its entirety. The revised disclosure clarifies the Fund’s focus on short-duration fixed income securities, specifies credit quality and foreign investment limits, and provides additional detail regarding the Fund’s potential use of derivatives for investment and hedging purposes.
Effective July 31, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Messrs. David F. Hoffman, Brian L. Kloss, Jack Parker and William Zox. Effective December 31, 2025, Charles Minor, CFA, will join the team.
Between May 8, 2025 and continuing through July 29, 2025, any contingent deferred sales charges applicable to Fund redemptions were waived. Effective July 29, 2025, the Fees and Expenses table in the Fund’s Prospectus was replaced in its entirety to reflect updated sales charge and redemption fee information.
Effective July 29, 2025, the manager agreed to a new contractual expense limitation arrangement that caps total annual Fund operating expenses (excluding certain items such as interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses, and acquired fund fees and expenses) at the following levels through December 31, 2026, subject to recapture provisions: 1.20% for Class A shares, 1.95% for Class  C shares, 1.20% for Class FI shares, 1.45% for Class R shares, 0.85% for Class I shares and 0.75% for Class IS shares.
In addition, the ratio of total annual Fund operating expenses for Class IS shares will not exceed the ratio of total annual Fund operating expenses for Class I shares. The manager may recapture amounts waived and/or reimbursed within three years, provided such recapture does not cause total annual operating expenses to exceed the applicable limits.
Effective July 29, 2025, the Fund’s management fee rate was reduced. The Fund now pays a management fee at an annual rate that decreases as assets increase, as follows: 0.60% of the first $2 billion of average daily net assets
0.58% of the next $3 billion of average daily net assets
0.56% of the next $5 billion of average daily net assets
0.55% of average daily net assets over $10 billion
This replaces any prior information to the contrary in the Fund’s Prospectus and Statement of Additional Information.
This is a summary of certain changes and a planned changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	Brandywine GLOBAL - Multi-Sector Opportunities Fund
Class Name	Class IS
Trading Symbol	LROSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Brandywine GLOBAL - Multi-Sector Opportunities Fund (previously known as BrandywineGLOBAL - Global Unconstrained Bond Fund) for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$77	0.74%
[11]
Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class IS shares of Brandywine GLOBAL - Multi-Sector Opportunities Fund returned 8.18%. The Fund compares its performance to the  Bloomberg U.S. Government/Credit 1-3 Year Index, which returned 5.07% for the same period. The Fund previously compared its performance to the FTSE 3-Month U.S. Treasury Bill Index, which returned 4.53% for the same period. Effective July 29, 2025, the Bloomberg U.S. Government/Credit 1-3 Year Index replaced the FTSE 3-Month U.S. Treasury Bill Index as the Fund’s benchmark. The Fund’s investment manager believes the Bloomberg U.S. Government/Credit 1-3 Year Index better aligns with the Fund’s principal investment strategy.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The euro contributed as the currency strengthened through the first half of 2025, supported by a softer U.S. dollar.
↑	U.S. agency mortgage-backed securities benefited from high carry and modest spread improvement as rate volatility and strong housing fundamentals resulted in greater demand for the asset class.
↑	Egyptian local currency bonds contributed as high nominal yields and moderating inflation supported strong demand for short-term Egyptian government bonds.
↑	The South Korean won as the currency strengthened early in the period, aided by improving export activity and a softer dollar.

Top detractors from performance:
↓	An overweight to longer-duration U.S. Treasury exposure detracted from relative performance versus the cash benchmark, as elevated short-term yields outperformed the longer end of the curve.
↓	Japanese yen exposure detracted as the currency weakened on cautious monetary policy and domestic political developments.
↓	Swedish krona exposure detracted following policy rate reductions during the second half of the reporting period.
↓	The Australian dollar underperformed due to weaker commodity prices and slower growth in China.
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures and currency forwards to manage its duration and currency exposures. These derivatives, in aggregate, contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class IS	8.18	2.58	2.54
Bloomberg Global Aggregate Index	5.69	-1.63	1.10
Bloomberg U.S. Government/Credit 1-3 Year Index	5.07	1.84	1.97
FTSE 3-Month U.S. Treasury Bill Index	4.53	3.17	2.16

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 61,491,149
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 387,288
Investment Company Portfolio Turnover	190.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$61,491,149
Total Number of Portfolio Holdings	101
Total Management Fee Paid	$387,288
Portfolio Turnover Rate	190%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[12]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 29, 2025, the Fund’s name was changed to BrandywineGLOBAL - Multi-Sector Opportunities Fund.
Effective July 29, 2025, the Fund’s investment objective is to generate a high level of current income while outperforming the total return of the Fund’s performance benchmark over a market cycle.
Effective July 29, 2025, the Fund’s Principal Investment Strategies section was replaced in its entirety. The revised disclosure clarifies the Fund’s focus on short-duration fixed income securities, specifies credit quality and foreign investment limits, and provides additional detail regarding the Fund’s potential use of derivatives for investment and hedging purposes.
Effective July 31, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Messrs. David F. Hoffman, Brian L. Kloss, Jack Parker and William Zox. Effective December 31, 2025, Charles Minor, CFA, will join the team.
Between May 8, 2025 and continuing through July 29, 2025, any contingent deferred sales charges applicable to Fund redemptions were waived. Effective July 29, 2025, the Fees and Expenses table in the Fund’s Prospectus was replaced in its entirety to reflect updated sales charge and redemption fee information.
Effective July 29, 2025, the manager agreed to a new contractual expense limitation arrangement that caps total annual Fund operating expenses (excluding certain items such as interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses, and acquired fund fees and expenses) at the following levels through December 31, 2026, subject to recapture provisions: 1.20% for Class A shares, 1.95% for Class  C shares, 1.20% for Class FI shares, 1.45% for Class R shares, 0.85% for Class I shares and 0.75% for Class IS shares.
In addition, the ratio of total annual Fund operating expenses for Class IS shares will not exceed the ratio of total annual Fund operating expenses for Class I shares. The manager may recapture amounts waived and/or reimbursed within three years, provided such recapture does not cause total annual operating expenses to exceed the applicable limits.
Effective July 29, 2025, the Fund’s management fee rate was reduced. The Fund now pays a management fee at an annual rate that decreases as assets increase, as follows: 0.60% of the first $2 billion of average daily net assets
0.58% of the next $3 billion of average daily net assets
0.56% of the next $5 billion of average daily net assets
0.55% of average daily net assets over $10 billion
This replaces any prior information to the contrary in the Fund’s Prospectus and Statement of Additional Information.
This is a summary of certain changes and a planned changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.